Note 8 - Charter-in Arrangements	12 Months Ended
Dec. 31, 2025
Costamare Bulkers Holdings Limited Predecessor [Member]
Charter-in Arrangements [Text Block]

8. Charter-in Arrangements:

During the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025, CBI chartered-in 72, 89 and 54 third-party vessels on short/medium/long-term time charters, respectively. Charter-in expenses for those third-party vessels was $289,410, $411,606 and $95,604 for the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025, respectively.

Furthermore, revenues generated from those charter-in vessels in the years ended December 31, 2023 and 2024 and in the period from January 1, 2025 to May 6, 2025 amounted to $434,554, $658,975 and $181,263, respectively.